Segment Financial Information (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of operating segments [abstract]
Condensed Financial Information of Segments after Elimination of Unrealized Intersegment Gain (Loss)
The following tables present the condensed financial information of these segments, after elimination of unrealized intersegment gain (loss), and include only select line items. The columns before intersegment eliminations include unconsolidated figures. As a result, the line items presented below may not total. These reporting segments are those which PEMEX’s management evaluates in its analysis and on which it bases its decision-making. These reporting segments are presented in PEMEX’s reporting currency.

As of/for the six-month period ended June 30, 2023	Exploration and Production		Industrial Transformation	Logistics	DPRLP	Trading Companies	Corporate	Other Operating Subsidiary Companies	Intersegment eliminations	Total
Revenues:
Trade	Ps.	210,208,695	391,599,929	—	81,871,944	136,828,605	—	9,983,763	—	Ps.	830,492,936
Intersegment	243,185,733		122,295,916	54,666,766	6,247,343	281,288,494	45,034,813	26,984,640	(779,703,705)	—
Services income	13,179		164,645	884,275	—	1,012,550	457	27,797	—	2,102,903
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net	(59,536,095)		(6,548,396)	—	—	—	—	—	—	(66,084,491)
Cost of sales	225,377,034		577,117,863	40,042,416	80,669,955	409,704,279	460,531	32,732,333	(733,559,272)	632,545,139
Gross income (loss)	168,494,478		(69,605,769)	15,508,625	7,449,332	9,425,370	44,574,739	4,263,867	(46,144,433)	133,966,209
Distribution, transportation and sale expenses	316,937		9,571,998	124,281	—	54,240	16,959	40,072	(2,635,132)	7,489,355
Administrative expenses	36,044,430		33,205,975	10,518,433	376,269	1,278,091	38,132,660	3,270,774	(43,342,167)	79,484,465
Other revenue	1,567,552		6,675,653	1,008,815	13,848	363,057	633,924	1,907,599	—	12,170,448
Other expenses	2,399,104		19,848	1,451	275,190	140,995	952	3,527	(170,719)	2,670,348
Operating income (loss)	131,301,559		(105,727,937)	5,873,275	6,811,721	8,315,101	7,058,092	2,857,093	3,585	56,492,489
Financing income	30,052,525		559,823	9,175,301	342,625	206,440	78,981,548	603,430	(111,697,161)	8,224,531
Financing cost	61,914,236		17,221,094	200,419	79,092	2,560,933	103,293,487	1,205,132	(111,693,576)	74,780,817
Derivative financial instruments income (cost), net	7,277,345		390,478	—	—	(174,255)	(4,705,229)	—	—	2,788,339
Foreign exchange income (loss), net	120,010,658		116,517,971	180,487	—	67,687	(10,448,807)	4,348,136	—	230,676,132
Profit (loss) sharing in joint ventures and associates	(36,008)		2,536,741	44	—	12,703,617	113,450,915	18,693,622	(147,196,962)	151,969
Total duties, taxes and other	137,788,248		—	3,986,924	68,655	401,312	(1,147,993)	296,342	—	141,393,488
Net income	Ps.	88,903,595	(2,944,018)	11,041,764	7,006,599	18,156,345	82,191,025	25,000,807	(147,196,962)	82,159,155
Total current assets	843,095,989		244,095,842	274,576,032	29,017,242	200,879,944	1,520,298,659	105,043,856	(2,738,295,753)	478,711,811
Total non-current assets	842,714,333		493,465,218	155,495,584	27,365,605	99,590,366	291,681,281	399,253,967	(662,359,293)	1,647,207,061
Total current liabilities	503,725,524		1,052,497,596	84,161,480	7,644,001	152,008,082	1,884,684,765	49,373,312	(2,738,225,461)	995,869,299
Total long-term liabilities	1,779,099,360		617,484,028	78,146,459	3,940,414	330,424	1,648,187,493	46,948,084	(1,322,868,236)	2,851,268,026
Total equity (deficit)	(597,014,562)		(932,420,564)	267,763,677	44,798,432	148,131,804	(1,720,892,318)	407,976,427	660,438,651	(1,721,218,453)
Depreciation and amortization of wells, pipelines, properties, plant and equipment	45,405,980		5,706,197	3,157,246	1,056,479	149,289	283,832	1,032,155	—	56,791,178
Depreciation of rights of use	113,458		1,587,118	211,854	—	122,344	294,821	55,982	—	2,385,577
Net periodic cost of employee benefits	18,748,351		27,211,126	4,349,264	—	2,051	16,638,728	23,002	—	66,972,522
Interest income (1)	89,075		485,865	32,888	184,924	40,456	6,133,697	365,906	—	7,332,811
Interest cost (2)	(225,250)		1,725,577	199,954	79,092	2,147,091	64,305,915	1,078,318	—	69,310,697
(1)Included in financing income.
(2)Included in financing cost.

As of/for the three-month period ended June 30, 2023	Exploration and Production		Industrial Transformation		Logistics		DPRLP		Trading Companies		Corporate		Other Operating Subsidiary Companies		Intersegment eliminations		Total
Revenues:
Trade	Ps.	110,946,624	178,768,338		—		43,120,554		73,435,364		—		6,308,660		—		Ps.	412,579,540
Intersegment	119,412,979		60,765,403		29,994,502		587,387		132,348,619		24,362,588		13,414,644		(380,886,122)		—
Services income	6,419		121,522		938,914		(222)		502,541		225		7,917		—		1,577,316
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net	(18,867,771)		(7,079,332)		—		—		—		—		—		—		(25,947,103)
Cost of sales	121,795,236		277,734,654		21,622,942		41,697,687		203,398,658		315,117		17,483,960		(355,485,478)		328,562,776
Gross income (loss)	89,703,015		(45,158,723)		9,310,474		2,010,032		2,887,866		24,047,696		2,247,261		(25,400,644)		59,646,977
Distribution, transportation and sale expenses	148,578		3,985,661		76,746		—		(25,611)		(17,883)		19,442		(1,275,636)		2,911,297
Administrative expenses	19,585,824		17,219,109		5,279,115		150,244		763,313		18,450,331		1,529,133		(23,727,740)		39,249,329
Other revenue	702,841		2,843,993		973,245		9,590		150,105		568,126		725,894		—		5,973,794
Other expenses	1,744,962		(765)		444,794		137,247		19,922		952		3,039		(406,396)		1,943,755
Operating income (loss)	68,926,492		(63,518,735)		4,483,064		1,732,131		2,280,347		6,182,422		1,421,541		9,128		21,516,390
Financing income	13,880,957		348,807		4,552,787		204,983		108,226		37,157,911		254,191		(54,298,483)		2,209,379
Financing cost	28,815,708		9,588,288		118,058		38,100		1,241,563		50,473,637		619,456		(54,289,355)		36,605,455
Derivative financial instruments income (cost), net	3,050,956		174,753		—		—		(268,857)		(466,905)		—		—		2,489,947
Foreign exchange income (loss), net	54,114,570		55,403,887		106,473		—		32,713		(6,566,620)		2,268,407		—		105,359,430
Profit (loss) sharing in joint ventures and associates	(36,963)		1,398,321		44		—		3,121,162		39,013,523		4,551,956		(48,006,030)		42,013
Total duties, taxes and other	65,582,750		—		3,920,277		56,177		335,393		(592,463)		286,191		—		69,588,325
Net income	Ps.	45,537,554	Ps.	(15,781,255)	Ps.	5,104,033	Ps.	1,842,837	Ps.	3,696,635	Ps.	25,439,157	Ps.	7,590,448	Ps.	(48,006,030)	Ps.	25,423,379
Depreciation and amortization of wells, pipelines, properties, plant and equipment	23,246,437		2,695,759		1,552,736		494,220		67,644		132,626		546,198		—		28,735,620
Depreciation of rights of use	43,680		811,153		115,262		(135,604)		60,417		147,410		35,600		—		1,077,918
Net periodic cost of employee benefits	9,374,176		13,702,260		2,174,632		—		459		8,319,364		11,162		—		33,582,053
Interest income (1)	47,401		329,116		(2,874)		101,007		29,474		2,178,823		147,347		—		2,830,294
Interest cost (2)	(76,444)		847,327		118,004		38,100		1,031,926		32,008,505		573,675		—		34,541,093
(1)Included in financing income.
(2)Included in financing cost.

As of/for the six-month period ended June 30, 2022	Exploration and Production	Industrial Transformation	Logistics	DPRLP (1)	Trading Companies	Corporate	Other Operating Subsidiary Companies	Intersegment eliminations	Total
Revenues:
Trade	308,298,472	618,726,186	—	126,668,052	169,781,579	—	10,356,048	—	1,233,830,337
Intersegment	374,019,724	145,380,711	41,159,889	8,413,658	379,281,826	38,006,417	32,371,556	(1,018,633,781)	—
Services income	55,992	542,874	755,518	837,375	1,069,040	528	6,389	—	3,267,716
Reversal of impairment of wells, pipelines, properties, plant and equipment, net	21,547,474	40,823,408	1,474,790	—	282,438	—	—	—	64,128,110
Cost of sales	280,517,474	767,234,738	29,597,122	120,070,610	541,457,523	557,103	40,759,361	(981,395,848)	798,798,083
Gross income (loss)	423,404,188	38,238,441	13,793,075	15,848,475	8,957,360	37,449,842	1,974,632	(37,237,933)	502,428,080
Distribution, transportation and sales expenses	226,909	7,989,966	59,280	—	558,584	(3,187)	38,666	(2,147,372)	6,722,846
Administrative expenses	31,412,215	28,375,029	8,800,091	508,938	1,410,341	35,620,463	3,392,418	(35,021,478)	74,498,017
Other revenue	3,484,143	3,063,566	177,347	3,133,094	10,580,467	230,142	3,404,033	—	24,072,792
Other expenses	2,264,706	375,144	(30,061)	—	540,935	370,102	941	(82,443)	3,439,324
Operating income (loss)	392,984,501	4,561,868	5,141,112	18,472,631	17,027,967	1,692,606	1,946,640	13,360	441,840,685
Financing income	44,686,370	164,570	5,079,505	—	222,582	77,818,150	133,207	(110,799,674)	17,304,710
Financing cost	59,434,819	15,457,118	296,757	214,475	1,397,534	97,690,436	542,231	(110,786,315)	64,247,055
Derivative financial instruments (cost) income, net	(20,621,361)	(10,391)	—	—	(2,930,121)	(947,280)	—	—	(24,509,153)
Foreign exchange gain (loss), net	74,693,931	8,282,488	8,240	—	(146,636)	(2,072,184)	684,332	—	81,450,171
Profit (loss) sharing in joint ventures and associates	(405,548)	341,643	6	—	18,885,053	267,989,641	40,820,699	(327,470,346)	161,148
Taxes, duties and other	208,691,330	—	(2,578,759)	—	(722,559)	(1,126,984)	88,371	—	204,351,399
Net income (loss)	223,211,744	(2,116,940)	12,510,865	18,258,156	32,383,870	247,917,481	42,954,276	(327,470,345)	247,649,107
Depreciation and amortization of wells, pipelines, properties, plant and equipment	56,101,453	6,770,498	2,971,718	2,147,037	184,256	282,795	956,236	—	69,413,993
Depreciation of rights of use	186,043	1,862,027	318,829	—	358,045	33,486	36,792	—	2,795,222
Net periodic cost of employee benefits	17,814,976	25,952,724	4,009,029	—	875	15,802,644	21,011	—	63,601,259
Interest income (2)	69,819	164,090	—	—	27,615	4,453,222	17,349	—	4,732,095
Interest cost (3)	144,764	2,062,076	300,178	214,475	1,226,182	62,203,369	476,806	—	66,627,850
(1)Beginning January 20, 2022, DPRLP information is now included as a separate business segment.
(2)Included in financing income.
(3)Included in financing cost.

As of/for the three-month period ended June 30, 2022	Exploration and Production	Industrial Transformation	Logistics	DPRLP (1)	Trading Companies	Corporate	Other Operating Subsidiary Companies	Intersegment eliminations	Total
Revenues:
Trade	176,402,007	372,336,628	—	74,122,078	90,954,226	—	4,885,945	—	718,700,884
Intersegment	202,242,892	81,438,009	22,608,212	16,063,587	243,866,576	21,491,009	22,859,915	(610,570,200)	—
Services income	45,833	240,376	332,289	(10,005)	464,770	221	3,156	—	1,076,640
Reversal of impairment of wells, pipelines, properties, plant and equipment, net	9,990,163	36,040,099	1,474,790	—	282,438	—	—	—	47,787,490
Cost of sales	154,405,392	452,943,152	15,967,750	78,458,043	334,450,072	306,429	25,769,717	(588,950,507)	473,350,048
Gross income (loss)	234,275,503	37,111,960	8,447,541	11,717,617	1,117,938	21,184,801	1,979,299	(21,619,693)	294,214,966
Distribution, transportation and sales expenses	95,812	4,143,250	43,281	—	257,652	(5,308)	23,635	(1,144,499)	3,413,823
Administrative expenses	17,086,738	14,507,399	4,443,379	508,132	753,675	17,435,165	2,157,880	(20,404,739)	36,487,629
Other revenue	1,152,714	1,790,925	162,645	(37,434)	144,191	99,443	1,021,310	—	4,333,794
Other expenses	691,951	262,533	(21,840)	—	411,970	62	195	(87,419)	1,257,452
Operating income (loss)	217,553,716	19,989,703	4,145,366	11,172,051	(161,168)	3,854,325	818,899	16,964	257,389,856
Financing income	17,205,283	105,124	2,744,749	—	135,093	39,675,983	106,516	(55,682,480)	4,290,268
Financing cost	30,858,509	8,145,452	143,080	90,462	768,596	50,092,918	307,257	(55,665,519)	34,740,755
Derivative financial instruments (cost) income, net	(15,003,046)	(11,554)	—	—	(1,476,609)	(266,740)	—	—	(16,757,949)
Foreign exchange gain (loss), net	15,945,048	4,611,961	16,825	—	(64,713)	(548,431)	(312,480)	—	19,648,210
(Loss) profit sharing in joint ventures and associates	(111,041)	62,323	(1,121)	—	10,085,425	131,492,618	16,961,908	(158,392,970)	97,142
Taxes, duties and other	113,131,952	—	(6,814,141)	—	(499,450)	(1,126,984)	79,989	—	104,771,366
Net income (loss)	91,599,499	16,612,105	13,576,880	11,081,589	8,248,882	125,241,821	17,187,597	(158,392,967)	125,155,406
Depreciation and amortization of wells, pipelines, properties, plant and equipment	29,691,333	3,271,172	1,489,959	1,100,491	92,774	134,641	490,130	—	36,270,500
Depreciation of rights of use	16,230	931,013	144,078	—	175,734	16,743	18,555	—	1,302,353
Net periodic cost of employee benefits	8,578,072	12,600,962	1,790,501	—	(1,378)	7,607,346	10,506	—	30,586,009
Interest income (2)	37,475	104,695	(746)	—	8,243	1,425,746	45,226	—	1,620,639
Interest cost (3)	44,344	903,139	151,231	214,475	651,075	31,596,305	274,608	—	33,835,177
(1)Beginning January 20, 2022, DPRLP information is now included as a separate business segment.
(2)Included in financing income.
(3)Included in financing cost.

As of/for the year ended December 31, 2022	Exploration and Production	Industrial Transformation	Logistics	DPRLP (1)	Trading Companies	Corporate	Other Operating Subsidiary Companies	Intersegment eliminations	Total
Total current assets	915,532,623	296,527,986	251,070,455	31,935,985	208,042,447	1,548,257,534	101,716,681	(2,825,188,933)	527,894,778
Total non-current assets	886,317,756	502,433,210	160,667,832	32,675,568	104,756,605	431,460,970	407,146,635	(807,795,310)	1,717,663,266
Total current liabilities	519,212,766	1,078,322,279	79,817,063	10,287,103	163,897,630	1,856,611,334	46,619,334	(2,825,030,251)	929,737,258
Total non-current liabilities	1,968,555,771	614,563,455	75,200,326	4,153,387	513,730	1,891,640,785	42,864,055	(1,512,848,498)	3,084,643,011
Equity (deficit), net	(685,918,158)	(893,924,538)	256,720,899	50,171,062	148,387,691	(1,768,533,615)	419,379,927	704,894,507	(1,768,822,225)
(1)Beginning January 20, 2022, DPRLP information is now included as a separate business segment